Thrivent International Small Cap ETF Expense Example - Thrivent International Small Cap ETF - None	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176